Insurance (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Insurance
Discount rate for claims other than general liability claims (as a percent)	1.50%	1.50%
Non-health and welfare insurance reserves
Accrued Liabilities	$ 47,902,000	$ 49,224,000	$ 61,865,000
Insurance Reserves and Other Long-term Liabilities	192,800,000	189,373,000	186,007,000
Total Liabilities		238,597,000	247,872,000
Automobile
Non-health and welfare insurance reserves
Accrued Liabilities		7,627,000	19,223,000
Insurance Reserves and Other Long-term Liabilities		6,619,000	9,407,000
Total Liabilities		14,246,000	28,630,000
Workers compensation
Non-health and welfare insurance reserves
Accrued Liabilities		20,970,000	19,151,000
Insurance Reserves and Other Long-term Liabilities		32,728,000	32,099,000
Total Liabilities		53,698,000	51,250,000
General/Professional liability
Non-health and welfare insurance reserves
Accrued Liabilities		20,627,000	23,491,000
Insurance Reserves and Other Long-term Liabilities		150,026,000	144,501,000
Total Liabilities		170,653,000	167,992,000
Minimum
Insurance
Liability exposure in instances where third-party insurance coverage is obtained	1,000,000	1,000,000
Maximum
Insurance
Liability exposure in instances where third-party insurance coverage is obtained	$ 3,000,000	$ 3,000,000